Revenues (Tables)	3 Months Ended
Nov. 30, 2024
Revenues
Summary of revenues by product type and geographical distribution of revenues from external customers

	Three months	Three months
	ended November 30,	ended November 30,
	2024	2023
	$	$
Sales of boats	89,031	88,093
Sales of parts and boat maintenance	31,361	30,497
Boat rental and boat club membership revenue	22,019	867,802
	142,411	986,392